Gain on Remeasurement of Financial Liability -DFA - Summary of Gain on Remeasurement of Financial Liability DFA (Details) - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Material income and expense [abstract]
Gain on remeasurement of financial liability - DFA	[1]	$ 387,284	$ 12,302,160	$ 0

[1]	In the current year, the description of this amount has been changed as described in Note 13.